CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (1,966)	$ 3,995	$ (5,864)	$ 10,803	$ 8,311
Non-cash items included in net (loss) income:
Depreciation and amortization of property and equipment	4,867	6,041	26,398	20,782	16,768
Amortization of route and customer acquisition costs and location contracts acquired	5,565	4,303	17,975	14,681	9,792
Amortization of debt issuance costs	472	205	655	394	284
Contributed capital, professional service fees paid by shareholder			2,891	0	0
Stock option compensation	1,060	128	2,236	453	804
Loss (gain) on disposal of property and equipment	(119)	(28)	100	61	338
Loss on write-off of route and customer acquisition costs and route and customer acquisition costs payable	291	89	342	516	395
Loss on debt extinguishment			1,141	0	0
Remeasurement of contingent consideration	(2,744)	86	6,723	852	0
Payments on consideration payable	(1,520)	0
Accretion of interest on route and customer acquisition costs payable, contingent consideration, and contingent stock consideration	604	162	1,623	912	695
Deferred income taxes			4,081	4,300	1,519
Changes in operating assets and liabilities, net of acquisition of businesses:
Prepaid expenses and other current assets	656	(2,802)	(3,507)	(491)	(3,825)
Income taxes receivable	0	(589)	(1,804)	(1,436)	(667)
Route and customer acquisition costs	(426)	(536)	(5,438)	(3,719)	(2,778)
Route and customer acquisition costs payable	131	(25)	(1,342)	(956)	(1,354)
Accounts payable and accrued expenses	(11,260)	6,911	(405)	(2,649)	3,222
Consideration payable			0	(196)	0
Other assets	40	(40)	(240)	36	(407)
Net cash provided by operating activities	(4,349)	17,900	45,565	44,343	33,097
Cash flows from investing activities:
Purchases of property and equipment	(3,855)	(5,579)	(20,796)	(23,246)	(23,626)
Proceeds from the sale of property and equipment	121	28	121	1,173	259
Payments for location contracts acquired			0	(80)	(2,374)
Purchase of investment in convertible notes			(30,000)	0	0
Business and asset acquisitions, net of cash acquired			(100,857)	(51,394)	(45,129)
Net cash used in investing activities	(3,734)	(5,551)	(151,532)	(73,547)	(70,870)
Cash flows from financing activities:
Proceeds from term loan			240,000	46,250	0
Payments on term loan	(3,000)	0	(115,625)	(11,625)	(9,000)
Proceeds from delayed draw term loans	65,000	7,750	169,000	75,000	60,000
Payments on delayed draw term loans	(750)	(2,750)	(159,000)	(59,000)	(9,000)
Net proceeds from line of credit	(8,000)	(13,500)	(8,500)	3,000	18,500
Payments for debt issuance costs	(325)	0	(9,374)	(533)	0
Payments for repurchase of common shares			0	(3,343)	(123)
Proceeds from exercise of stock options and warrants			3,583	396	1,584
Payments on consideration payable	(3,707)	(347)	(2,321)	(814)	(351)
Payments on capital lease obligation	0	(372)	(531)	(3,276)	(2,729)
Net increase in outstanding checks in excess of bank balance			0	67	200
Proceeds from capital infusion in reverse recapitalization			27,030	0	0
Tax withholding on share-based payments			(5,121)	0	0
Net cash provided by financing activities	49,218	(9,219)	139,141	46,122	59,081
Net increase in cash	41,135	3,130	33,174	16,918	21,308
Cash:
Beginning of year	125,403	92,229	92,229	75,311	54,003
End of year	166,538	95,359	125,403	92,229	75,311
Supplemental disclosures of cash flow information:
Interest, net of amount of capitalized	3,737	2,670	12,024	8,719	6,224
Income taxes paid			1,759	1,594	0
Supplemental schedules of noncash investing and financing activities:
Purchases of property and equipment in accounts payable and accrued liabilities	$ 7,290	$ 201	11,501	2,243	1,050
Reclassification of contingent stock consideration from liabilities to equity			0	2,575	890
Acquisition of businesses and assets:
Total identifiable net assets acquired			119,178	63,745	65,119
Less cash acquired			(8,861)	(3,633)	(4,926)
Less contingent consideration			(7,216)	(5,350)	(595)
Less promissory note			(2,244)	(3,368)	0
Less common stock consideration			0	0	(10,794)
Less contingent stock consideration			0	0	(3,675)
Cash purchase price			$ 100,857	$ 51,394	$ 45,129